SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2015
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
Schedule of External Customer Revenues by Geographic Area
	Year ended December 31,
	2015		2014		2013
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
Africa	25,204	-	24,083	-	903	-
European countries	1,325	-	3,901	-	7,455	-
South America	1,420	-	1,479	-	33	-
United States	121	14	126	16	199	17
Israel	161	874	50	600	232	159
Other	109	-	64	-	-	-

	28,340	888	29,703	616	8,822	176

-	Revenues were attributed to countries based on the customer's location.

-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.

Schedule of Revenues by External Customers by Products and Services
	Year ended December 31,
	2015	2014	2013
	$	$	$

Raw materials and equipment	9,427	4,982	5,392
Maintenance, royalties and project management	18,913	24,721	3,430

	28,340	29,703	8,822

Schedule of Major Customers, Precent of Total Sales
	Year ended December 31,
	2015	2014	2013

Customer A	17%	42%	-
Customer B	30%	19%	-
Customer C	30%	18%	-
Customer D	3%	13%	73%
Customer E	9%	-	-
Customer F	5%	5%	-